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May 3, 2007

Mark Cowan
Senior Counsel
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subject: Genworth Life Insurance Company of New York
         Genworth Life of New York VA Separate Account 1
         Initial Registration Statement Filed on Form N-4
         SEC File Nos. 333-140908 and 811-08475

Dear Mr. Cowan:

On behalf of Genworth Life Insurance Company of New York (the "Company") and its Genworth Life of New York VA Separate Account 1 (the "Separate Account"), we hereby submit our response to comments received by the staff of the Securities and Exchange Commission by letter dated April 26, 2007 for the above-referenced Registration Statement. We have made revisions in response to your comments and have made other non-material revisions that are reflected in the Pre-Effective Amendment to the Registration Statement.

We provide the following responses to your comments, with citations to certain of the revised pages from the Pre-Effective Amendment to the Registration Statement for your reference.

Comment 1: Cover Page -- Please disclose on the prospectus cover page that the contract offers a bonus credit feature and that expenses for the contract with the bonus credit may be higher than expenses for a contract without a bonus credit feature.

Response 1: We have added the disclosure as requested. Please see page 1 of the prospectus.

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Mark Cowan

Office of Insurance Products
United States Securities and Exchange Commission

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Comment 2: Synopsis - With respect to the disclosure under the subheading "What charges are associated with this contract," please clarify whether the bonus amount represents "gain in the contract" for purposes of assessing a surrender charge.

Response 2: We have added disclosure to reflect that we do not assess a surrender charge on any amounts that represent Bonus Credits. Please see page 11 of the prospectus.

Comment 3: The Portfolios - Please state conspicuously from whom a prospectus containing more complete information on each portfolio company may be obtained. See Item 5(d) to Form N-4.

Response 3: We have added the disclosure as requested. Please see page 15 of the prospectus.

Comment 4: Surrender Charge - Please disclose how the bonus credit figures into the surrender charges (i.e., are surrender charges calculated on bonus amounts).

Response 4: Bonus Credits applied to the contract are treated as gain. A surrender charge is not assessed on any amounts representing gain and, therefore, is not assessed on any amounts representing Bonus Credits. We have revised the disclosure accordingly. Please see page 28 of the prospectus.

Comment 5: Voting Rights - Please disclose that the effect of proportional voting is that a small number of contract owners may determine the outcome of the vote.

Response 5: We have added the disclosure as requested. Please see page 20 of the prospectus.

Comment 6a: Asset Allocation Program - The disclosure on p. 24 states that investment in an asset allocation model is required of certain riders, but the disclosure on p. 26 (under the sub-heading Selecting an Asset Allocation Model) states that one can elect to participate in an asset allocation program with those riders. Please correct the apparent inconsistency.

Response 6a: We do not believe there is an inconsistency. Certain of the optional living benefit riders require that a contract owner invest his or her assets in an "Investment Strategy" to receive the full benefits available under the respective riders. Under the Investment Strategy described in the disclosures for the riders, a contract owner may invest in one or more Designated Subaccounts OR in Asset Allocation Model C. Thus, while a contract owner is required to invest in the Investment Strategy to receive the full benefits under the applicable rider, the contract owner is not required to invest in Asset

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Mark Cowan
Office of Insurance Products
United States Securities and Exchange Commission

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Allocation Model C. He or she may invest in one or more Designated Subaccounts.
We believe that the disclosure cited is consistent with this point.

Comment 6b: Asset Allocation Program - With respect to the disclosure under the sub-heading The Asset Allocation Models, please disclose that recommendations based on factors listed may result in inclusion of portfolios with higher fees that may adversely affect performance.

Response 6b: We have added the disclosure as requested. Please see page 21 of the prospectus.

Comment 6c: Asset Allocation Program - Please advise the staff whether or not the target allocation mix can change.

Response 6c: The target allocation mix will not change under this program for the current five models.

Comment 7: Surrenders and Partial Withdrawals - Please disclose how charges for optional riders are applied upon full surrender (e.g., pro rata based on the date of surrender). Footnote 5 to the fee table should also be revised consistent with this comment.

Response 7: The rider charge for each of the living benefit riders (Lifetime Income plus 2007 and Payment Optimizer Plus) is based on an annual rate and is taken on a daily basis from the assets of the Separate Account. There is no "one-time" rider charge. Therefore, there is no additional charge at surrender, only the daily charge that would otherwise apply against the assets in the Separate Account. Based on this, we have not made any revisions to the prospectus in response to this comment.

Comment 8a: Lifetime Income Plus 2007 - With respect to the reservation of the right not to adjust the Withdrawal Base, Rider Death Benefit, and/or Roll-Up Value for any subsequent purchase payments received, please consider making the disclosure more prominent (as well as the potential consequences to contract owners).

Response 8a: We have added a header to the paragraph and highlighted the first sentence of the disclosure by using a bold font. Please see pages 41 and 56 of the prospectus.

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Mark Cowan
Office of Insurance Products
United States Securities and Exchange Commission

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Comment 8b: Lifetime Income Plus 2007 - Please consider revising the second sentence of the paragraph with the heading "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" to read "Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%."

Response 8b: We have revised the disclosure as requested. Please see pages 41, 43 and 57 of the prospectus.

Comment 8c: Lifetime Income Plus 2007 - With respect to the restore feature under the rider, please explain to the staff how the "rider charge" will be assessed on the valuation day the benefit is restored (i.e., is it in addition to the daily charge for the rider that would have been assessed that day?).

Response 8c: The charge for the rider is based on an annual rate and is taken on a daily basis from the assets of the Separate Account. There is no "one-time" rider charge. The annual rider charge will equal the charge that was in effect prior to the reduction of benefits.

Comment 8d: Lifetime Income Plus 2007 - With respect to the reset feature under the rider, the disclosure states that you may reset your Withdrawal Base on an annual anniversary, but later states resets will occur automatically. Please resolve the apparent inconsistency.

Response 8d: We do not believe there is an inconsistency. As the last sentence in the "Reset" provision states, "Resets will occur automatically unless such automatic resets are or have been terminated." Thus, the contract owner may reset on an anniversary either (i) automatically or (ii) by making a request to the Company if automatic resets have terminated.

Comment 8e: Lifetime Income Plus 2007 -The disclosure states that any change to the charge or to the required Investment Strategy for the rider will be communicated in writing prior to the contract anniversary date. Will contract owners be notified of this change prior to when they must submit written requests to terminate automatic resets, which is 15 days prior to the contract anniversary date?

Response 8e: Yes.


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Mark Cowan
Office of Insurance Products
United States Securities and Exchange Commission

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Comment 8f: Lifetime Income Plus 2007 - The disclosure states on page 48 that
"Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect." Please explain how this amount is determined?

Response 8f: Please see the disclosure in the "Surrenders and Partial Withdrawals" section of the prospectus, which reads:

       We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $5,000. If your partial withdrawal request would reduce your Contract Value to less than $5,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

Comment 9: Power of Attorney - If any name is to be signed to the registration statement pursuant to a power of attorney, please ensure that the power of attorney "relates to a specific filing" as required by Rule 483(b) under the Securities Act of 1933.

Response 9: Names signed to the Registration Statement pursuant to a power of attorney will be effected pursuant to a power of attorney that "relates to the specific filing."

Comment 10: Financial statements, exhibits and other information not included in the registration statement should be filed by pre-effective amendment.

Response 10: All financial statements, exhibits, and other information not included in the Initial Registration Statement are included in the Pre-Effective Amendment.

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Mark Cowan
Office of Insurance Products
United States Securities and Exchange Commission

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We hope that this adequately responds to the comments provided in your letter.
As mentioned above, we will be making a request to accelerate the effectiveness of the Registration Statement to the earliest date practicable after filing of the Pre-Effective Amendment, but no later than June 1, 2007, under separate cover.

Thank you for your assistance in this matter. Should you have any questions, please do not hesitate to contact me at 804.289.3545 or via e-mail at michael.pappas@genworth.com.

Sincerely,

/s/  Michael D. Pappas

Michael D. Pappas
Associate General Counsel

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Mark Cowan
Office of Insurance Products
United States Securities and Exchange Commission

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Genworth Life Insurance Company of New York, on behalf of its Genworth Life of
New York VA Separate Account 1, acknowledges that:

Genworth Life Insurance Company of New York, on behalf of its Genworth Life of New York VA Separate Account 1, is responsible for the adequacy and accuracy of the disclosure in the filings. Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing and Genworth Life of New York VA Separate Account 1 may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

/s/  Paul A. Haley
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Paul A. Haley
Senior Vice President